Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities
Net income/(loss)	$ 49,517	$ (3,694,786)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation	114,156	118,227
Amortization	51,683	51,684
Amortization of bridge loan discount		117,629
Stock based compensation	702,300	660,468
(Profit)/loss on plant and equipment scrapped	(462)	1,082
Series B Preferred stock issued for interest expense on Bridge loan		9,165
Gain on change in fair value of derivative financial liability	1,888,181	(919,948)
Gain on cancellation of shares in legal settlement	(177,522)
Increase in Judgment and legal settlement accrual	490,625	115,273
Increase in bad debt provision		19,084
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	2,150	(65,254)
Increase in prepaid expenses	(21,278)	(16,999)
(Decrease)/increase in accounts payable	(1,154,074)	1,336,125
(Decrease)/increase in other payables and accrued expenses	(120,019)	72,982
Net cash generated/(used) in operating activities	1,825,257	(2,195,268)
Cash flow from investing activities
Purchase of plant and equipment	(144,393)	(181,479)
Proceeds from disposal of vehicles	2,750
Investment in deposits	(1,000)
Investment in certificates of deposit	(10)	(25,004)
Net cash used in investing activities	(142,653)	(206,483)
Cash flow from financing activities
Advance on term loan		267,392
Proceeds of bridge loan		250,000
Repayment of term loan	(247,201)	(20,191)
Repayment of bridge loan		(125,000)
Repayment of line of credit		(168,000)
Repayment of commercial equipment loan		(139,832)
Repayment of Los Alamos County loan	(32,826)	(31,228)
Proceeds from Common stock units issued	5,018,867
Proceeds of Series B Preferred stock issued		2,795,000
Share issue expenses	(439,010)	(285,300)
Series A Preferred stock dividend paid	(29,774)
Net cash provided by financing activities	4,270,056	2,542,841
Net increase in cash	5,952,660	141,090
Cash at the beginning of the year	519,733	378,643
Cash at the end of the year	6,472,393	519,733
Cash paid for:
Interest	15,224	54,430
Income taxes
Non cash investing and financing activities:
Deemed preferred stock dividend relating to warrants issued to preferred stockholders		1,745,837
Discount applied to Bridge notes relating to warrants issued		100,693
Series A dividends paid in preferred stock		208,558
Accrued Preferred stock dividends	618,805	440,696
Conversion of Bridge notes and accrued interest into Series B Preferred stock		384,160
Conversion of Series A Preferred stock into Series B Preferred stock		2,065,392
Elimination of derivative liability on anti-dilutive price protected warrants exchanged for warrants exercisable at fixed prices	2,832,302
Common stock exchanged for Series A Preferred stock		$ 133,350